Additional information on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about cash flow information [Table Text Block]
	2018	2017
	$	$

Interests received measured using the effective rate method	3,944	3,384
Interests paid on long-term debt	21,126	4,005
Dividends received	328	215
Income taxes paid	822	132

Changes in non-cash working capital items
Increase in amounts receivable	(8,613)	(1,248)
Decrease (increase) in inventory	9,859	(8,737)
Increase in other current assets	(31)	(221)
Increase (decrease) in accounts payable and accrued liabilities	(3,834)	9,766

	(2,619)	(440)

Tax credits receivable related to exploration and evaluation assets
Beginning of year	4,091	6,238
End of year	281	4,091

Normal course issuer bid purchase of common shares payable
Beginning of year	-	-
End of year	1,702	-